NUVEEN REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2014

Class B shares of Nuveen Real Estate Securities Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-FRES-0614P